Significant Accounting Policies and Recent Accounting Pronouncements, Revenues Related to Voyage Charter Contracts (Details)	12 Months Ended
Dec. 31, 2023 PerformanceObligation
Revenues Related to Voyage Charter Contracts [Abstract]
Number of performance obligations	1